COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Gross value and accumulated amortization of property, plant and equipment and mine development assets under capital leases
The following shows the gross value and accumulated amortization of property, plant and equipment and mine development assets under capital leases related primarily to the leasing of mining equipment:

	2013	2012
	(In thousands)
Gross value	$24,982	$34,677
Accumulated amortization	11,983	15,887

Future minimum capital and operating lease payments
Future minimum capital and operating lease payments as of December 31, 2013, are as follows:

	Capital Leases	Operating Leases
	(In thousands)
2014	$5,949	$7,896
2015	2,419	5,156
2016	1,548	2,584
2017	495	1,256
2018	316	515
Thereafter	—	—
Total minimum lease payments	10,727	$17,407
Less imputed interest	(574)
Present value of minimum capital lease payments	$10,153